NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the
Balanced Portfolio (Qualified Plans) Prospectus
dated May 1, 2002

Effective January 2, 2003, the first paragraph of the "Management" section of the prospectus of the portfolio is revised to read as follows:

Theodore P. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio's debt securities investments since its inception.

Catherine Waterworth has co-managed the portfolio's debt securities investments since joining the firm in December 1998. From 1995 - 1998 she was a managing director of high grade fixed income at a major investment firm.

This portfolio's equity investments are managed by a team led by Jon D. Brorson, consisting of the following portfolio managers, each of whom has managed the portfolio's equity investments since January 2003:

Jon D. Brorson has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

John J. Zielinski has co-managed an equity mutual fund and managed other equity portfolios for another investment manager since 1980.

Kenneth J. Turek has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

David H. Burshtan has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager.

Each team member listed above is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC.

This supplement is dated December 17, 2002.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the
Balanced Portfolio Prospectus
dated May 1, 2002

Effective January 2, 2003, the first paragraph of the "Management" section of the prospectus of the portfolio is revised to read as follows:

Theodore P. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio's debt securities investments since its inception.

Catherine Waterworth has co-managed the portfolio's debt securities investments since joining the firm in December 1998. From 1995 - 1998 she was a managing director of high grade fixed income at a major investment firm.

This portfolio's equity investments are managed by a team led by Jon D. Brorson, consisting of the following portfolio managers, each of whom has managed the portfolio's equity investments since January 2003:

Jon D. Brorson has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

John J. Zielinski has co-managed an equity mutual fund and managed other equity portfolios for another investment manager since 1980.

Kenneth J. Turek has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

David H. Burshtan has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager.

Each team member listed above is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC.

This supplement is dated December 17, 2002.